Stock-Based Incentive Compensation Plans and Employee Benefit Plans Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Savings Plan [Abstract]
Defined Contribution Plan, Cost	$ 58	$ 43	$ 41
Postemployment Benefits [Abstract]
Postemployment Benefits, Period Expense	2	3	6
Other Non-Qualified Plans [Abstract]
Benefit expense related to deferred compensation plans	4	$ 3	$ 3
Non-qualified Pension Plan [Member]
Total contributions to the plans during the period	23
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 7
Pension Plan [Member]
Discount Rate	3.20%	4.35%	3.65%
Plan assets, fair value	$ 2,005	$ 1,516	$ 1,801
Obligation To Return Cash Received As Collateral From Securities Lending,	(61)	(77)
Defined Benefits Plan, Fair Value Of Plan Assets, Excluding Investments Measured at Net Asset Value	1,339	860
Defined Benefit Plan, Contribution by Employer, Qualified Plan	86
Total contributions to the plans during the period	109	$ 69
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	76
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Pension benefit payments 2020	180
Pension benefit payments 2021	178
Pension benefit payments 2022	180
Pension benefit payments 2023	181
Pension benefit payments 2024	177
Pension benefit payments 2025 - 2029	$ 824
Other Non-Qualified Plans [Abstract]
Annualized individual discount rates based on time period, minimum	6 months
Annualized individual discount rates based on time period, maximum	99 years
Postretirement Benefits [Member]
Discount Rate	3.25%	4.35%	3.60%
Plan assets, fair value	$ 128	$ 114	$ 120
Total contributions to the plans during the period	17	14
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	17
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Pension benefit payments 2020	18
Pension benefit payments 2021	18
Pension benefit payments 2022	19
Pension benefit payments 2023	20
Pension benefit payments 2024	21
Pension benefit payments 2025 - 2029	$ 112
Other Non-Qualified Plans [Abstract]
Annualized individual discount rates based on time period, minimum	6 months
Annualized individual discount rates based on time period, maximum	99 years
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	$ 564	442
Obligation To Return Cash Received As Collateral From Securities Lending,	(61)	(77)
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	775	418
Obligation To Return Cash Received As Collateral From Securities Lending,	0	0
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Obligation To Return Cash Received As Collateral From Securities Lending,	0	0
U.S. Equity [Member] | Pension Plan [Member]
Plan assets, fair value	69	60
U.S. Equity [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	69	60
U.S. Equity [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
U.S. Equity [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Plan assets, fair value	(7)	19
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	(7)	19
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Investment grade or above [Member] | Pension Plan [Member]
Plan assets, fair value	699	368
Investment grade or above [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Investment grade or above [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	699	368
Investment grade or above [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Cash received as collateral from securities [Member] | Pension Plan [Member]
Plan assets, fair value	61	77
Cash received as collateral from securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	61	77
Cash received as collateral from securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Cash received as collateral from securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
U.S. treasuries [Member] | Pension Plan [Member]
Plan assets, fair value	232	196
U.S. treasuries [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	232	196
U.S. treasuries [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
U.S. treasuries [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Mortgage backed securities [Member] | Pension Plan [Member]
Plan assets, fair value	8	6
Mortgage backed securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Mortgage backed securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	8	6
Mortgage backed securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Asset backed securities [Member] | Pension Plan [Member]
Plan assets, fair value	3	1
Asset backed securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Asset backed securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	3	1
Asset backed securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Municipal bonds [Member] | Pension Plan [Member]
Plan assets, fair value	44	27
Municipal bonds [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Municipal bonds [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	44	27
Municipal bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Mutual funds [Member] | Pension Plan [Member]
Plan assets, fair value	270	167
Mutual funds [Member] | Postretirement Benefits [Member]
Plan assets, fair value	$ 128	$ 114
Mutual funds [Member] | International Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	31.00%	85.00%
Mutual funds [Member] | International Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	8.00%	7.00%
Mutual funds [Member] | U.S. Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	49.00%	15.00%
Mutual funds [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	21.00%	19.00%
Mutual funds [Member] | Real Estate Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	1.00%	0.00%
Mutual funds [Member] | Fixed Income Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	19.00%	0.00%
Mutual funds [Member] | Fixed Income Funds [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	71.00%	74.00%
Mutual funds [Member] | Emerging Market Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage		34.00%
Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	$ 270	$ 167
Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	128	114
Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
International government bonds [Member] | Pension Plan [Member]
Plan assets, fair value	21	16
International government bonds [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
International government bonds [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Plan assets, fair value	21	16
International government bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Plan assets, fair value	0	0
Common Collective Trust Funds [Member] | Pension Plan [Member]
Plan assets, fair value	$ 666	$ 656
Common Collective Trust Funds [Member] | International Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	29.00%	41.00%
Common Collective Trust Funds [Member] | U.S. Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	51.00%	5.00%
Common Collective Trust Funds [Member] | Real Estate Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	6.00%	0.00%
Common Collective Trust Funds [Member] | Fixed Income Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	14.00%	54.00%
Common Collective Trust Funds [Member] | Emerging Market Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage		4.00%
Benefit Obligation [Member]
Postemployment Benefits [Abstract]
Postemployment benefit obligations	$ 11	$ 11
Other Non-Qualified Plans [Abstract]
Other non-qualified plans benefit obligations deferred compensation	41	42
Benefit obligations related to split-dollar life insurance arrangements	$ 32	36
Minimum [Member] | U.S. Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	19.00%
Minimum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	13.00%
Minimum [Member] | International Developed Market Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	8.00%
Minimum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	3.00%
Minimum [Member] | Real Estate Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	3.00%
Minimum [Member] | Fixed Income [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	52.00%
Minimum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	69.00%
Minimum [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum [Member] | U.S. Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	29.00%
Maximum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	23.00%
Maximum [Member] | International Developed Market Equity [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	18.00%
Maximum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	13.00%
Maximum [Member] | Real Estate Funds [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	9.00%
Maximum [Member] | Fixed Income [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	62.00%
Maximum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	79.00%
Maximum [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Common Stock [Member] | CenterPoint Energy [Member]
Savings Plan [Abstract]
Number of Common stock held by the savings plan (in shares)	11,051,800
Percentage of investment in common stocks (in hundredths)	13.00%
Defined Contribution Plan, Maximum Limit Of Account Balance In Company Stock, Percentage	25.00%
CenterPoint Energy Houston Electric, LLC
Savings Plan [Abstract]
Defined Contribution Plan, Cost	$ 18	17	17
Postemployment Benefits [Abstract]
Postemployment Benefits, Period Expense	1	4	1
Other Non-Qualified Plans [Abstract]
Benefit expense related to deferred compensation plans	1	$ 1	$ 1
CenterPoint Energy Houston Electric, LLC | Non-qualified Pension Plan [Member]
Total contributions to the plans during the period	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
CenterPoint Energy Houston Electric, LLC | Pension Plan [Member]
Defined Benefit Plan, Contribution by Employer, Qualified Plan	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 0
CenterPoint Energy Houston Electric, LLC | Postretirement Benefits [Member]
Discount Rate	3.25%	4.35%	3.60%
Plan assets, fair value	$ 101	$ 89	$ 93
Total contributions to the plans during the period	10	9
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	9
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Pension benefit payments 2020	8
Pension benefit payments 2021	8
Pension benefit payments 2022	9
Pension benefit payments 2023	10
Pension benefit payments 2024	10
Pension benefit payments 2025 - 2029	$ 54
Other Non-Qualified Plans [Abstract]
Annualized individual discount rates based on time period, minimum	6 months
Annualized individual discount rates based on time period, maximum	99 years
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | Postretirement Benefits [Member]
Plan assets, fair value	$ 101	$ 89
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | International Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	8.00%	7.00%
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	21.00%	19.00%
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | Fixed Income Funds [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	71.00%	74.00%
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	$ 101	$ 89
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
CenterPoint Energy Houston Electric, LLC | Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
CenterPoint Energy Houston Electric, LLC | Benefit Obligation [Member]
Postemployment Benefits [Abstract]
Postemployment benefit obligations	3	3
Other Non-Qualified Plans [Abstract]
Other non-qualified plans benefit obligations deferred compensation	8	9
Benefit obligations related to split-dollar life insurance arrangements	$ 1	1
CenterPoint Energy Houston Electric, LLC | Minimum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	13.00%
CenterPoint Energy Houston Electric, LLC | Minimum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	3.00%
CenterPoint Energy Houston Electric, LLC | Minimum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	69.00%
CenterPoint Energy Houston Electric, LLC | Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
CenterPoint Energy Houston Electric, LLC | Maximum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	23.00%
CenterPoint Energy Houston Electric, LLC | Maximum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	13.00%
CenterPoint Energy Houston Electric, LLC | Maximum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	79.00%
CenterPoint Energy Houston Electric, LLC | Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
CenterPoint Energy Houston Electric, LLC | Common Stock [Member] | CenterPoint Energy [Member]
Savings Plan [Abstract]
Number of Common stock held by the savings plan (in shares)	11,051,800
Percentage of investment in common stocks (in hundredths)	13.00%
Defined Contribution Plan, Maximum Limit Of Account Balance In Company Stock, Percentage	25.00%
CenterPoint Energy Resources Corp.
Savings Plan [Abstract]
Defined Contribution Plan, Cost	$ 18	18	17
Postemployment Benefits [Abstract]
Postemployment Benefits, Period Expense	1	1	4
Other Non-Qualified Plans [Abstract]
Benefit expense related to deferred compensation plans	0	$ 0	$ 0
CenterPoint Energy Resources Corp. | Non-qualified Pension Plan [Member]
Total contributions to the plans during the period	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
CenterPoint Energy Resources Corp. | Pension Plan [Member]
Defined Benefit Plan, Contribution by Employer, Qualified Plan	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 0
CenterPoint Energy Resources Corp. | Postretirement Benefits [Member]
Discount Rate	3.25%	4.35%	3.60%
Plan assets, fair value	$ 27	$ 25	$ 26
Total contributions to the plans during the period	3	4
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	3
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Pension benefit payments 2020	5
Pension benefit payments 2021	4
Pension benefit payments 2022	5
Pension benefit payments 2023	5
Pension benefit payments 2024	6
Pension benefit payments 2025 - 2029	$ 30
Other Non-Qualified Plans [Abstract]
Annualized individual discount rates based on time period, minimum	6 months
Annualized individual discount rates based on time period, maximum	99 years
CenterPoint Energy Resources Corp. | Mutual funds [Member] | Postretirement Benefits [Member]
Plan assets, fair value	$ 27	$ 25
CenterPoint Energy Resources Corp. | Mutual funds [Member] | International Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	7.00%	6.00%
CenterPoint Energy Resources Corp. | Mutual funds [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	24.00%	21.00%
CenterPoint Energy Resources Corp. | Mutual funds [Member] | Fixed Income Funds [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	69.00%	73.00%
CenterPoint Energy Resources Corp. | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	$ 27	$ 25
CenterPoint Energy Resources Corp. | Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
CenterPoint Energy Resources Corp. | Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member] | Postretirement Benefits [Member]
Plan assets, fair value	0	0
CenterPoint Energy Resources Corp. | Benefit Obligation [Member]
Postemployment Benefits [Abstract]
Postemployment benefit obligations	7	7
Other Non-Qualified Plans [Abstract]
Other non-qualified plans benefit obligations deferred compensation	3	3
Benefit obligations related to split-dollar life insurance arrangements	$ 0	$ 0
CenterPoint Energy Resources Corp. | Minimum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	15.00%
CenterPoint Energy Resources Corp. | Minimum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
CenterPoint Energy Resources Corp. | Minimum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	68.00%
CenterPoint Energy Resources Corp. | Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
CenterPoint Energy Resources Corp. | Maximum [Member] | U.S. Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%
CenterPoint Energy Resources Corp. | Maximum [Member] | International Developed Market Equity [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	12.00%
CenterPoint Energy Resources Corp. | Maximum [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	78.00%
CenterPoint Energy Resources Corp. | Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
CenterPoint Energy Resources Corp. | Common Stock [Member] | CenterPoint Energy [Member]
Savings Plan [Abstract]
Number of Common stock held by the savings plan (in shares)	11,051,800
Percentage of investment in common stocks (in hundredths)	13.00%
Defined Contribution Plan, Maximum Limit Of Account Balance In Company Stock, Percentage	25.00%